Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Date of acquisition	Jul. 01, 2014
Maturity of cash, deposits with other financial institutions	90 days
Loan past due	90 days
Nonaccrual loans and loans past due	90 days
Non-accrual status	90 days
Tax benefit	50.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	7 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years